Change in Accounting Policy	12 Months Ended
Dec. 31, 2023
Change in Accounting Policy [Abstract]
CHANGE IN ACCOUNTING POLICY

3. CHANGE IN ACCOUNTING POLICY

Amendments to IAS 12, Income Taxes (“IAS 12”)

In May 2021, the IASB issued amendments to IAS 12.

In specified circumstances, companies are exempt from recognizing deferred tax when they recognize assets or liabilities for the first time. The amendments clarify that such initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. Accordingly, entities are required to recognize deferred tax associated with transactions, such as leases and decommissioning obligations, which give rise to equal and offsetting temporary differences.

The Company adopted the amendments effective for annual period beginning January 1, 2023. As a result of the amendment, the Company was required to recognize deferred tax on the prepayment options associated with the Senior Unsecured Notes, Senior Secured Notes and 2026 Senior Secured Notes.

An adjustment was recorded as a decrease to the opening balance of accumulated earnings as at January 1, 2021 in the amount of $1,412.

The cumulative impact on the balance sheet and statement of changes in shareholders’ equity was as follows:

As at December 31,	2022	2021
Deferred tax liabilities	$(4,450)
Accumulated earnings	$1,071	$1,439
Non-controlling interest	$3,379	$4,491

As a result of the amendment, there was also a change in the reallocation related to Transaction in the year ended December 31, 2021 in the statement of changes in shareholders’ equity.

The impact on the statements of income (loss) and the statements of comprehensive income (loss) was as follows:

For the years ended December 31,	2022	2021
Tax (expense) recovery	$(1,480)	$7,342
Net income (loss) per common share attributable to Telesat Corporation shareholders – Basic	$(0.03)	$0.16
Net income (loss) per common share attributable to Telesat Corporation shareholders – Diluted	$(0.03)	$0.16